COST OF REVENUES - Disclosure of cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cost Of Revenues [Abstract]
Cost of integrated POS devices sales	$ 68,433	$ 62,872	$ 40,165
Cost of recurring revenue	78,765	50,604	30,805
Total cost of revenues	$ 147,198	$ 113,476	$ 70,970